Schedule of effective income tax rate reconciliation (Details)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Income tax expense with HK statutory tax rate	16.50%	16.50%
Tax effect of preferential tax treatments		(2.70%)
Change of valuation allowance	(14.00%)	(1.20%)
Statutory income tax rate differential	(2.50%)
Effective income tax rate	0.00%	12.60%